UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	October 31, 2006

Item 1:       Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.15%

Advertising Agency 1.31%
aQuantive, Inc.*	369,970	$10,056

Banks 2.34%
Hancock Holding Co.	111,621	5,726
PrivateBancorp, Inc.	150,840	6,195
Prosperity Bancshares, Inc.	87,994	3,053
Western Alliance Bancorp.*	88,800	3,017
Total		17,991

Biotechnology Research & Production 4.19%
Alexion Pharmaceuticals, Inc.*	179,500	6,706
Applera Corp. - Celera Genomics Group Tracking Stock*	591,900	9,186
Cubist Pharmaceuticals, Inc.*	268,238	5,974
Myriad Genetics, Inc.*	243,100	6,537
Solexa, Inc.*	365,412	3,742
Total		32,145

Business Services 1.05%
ExlService Holdings, Inc.*	386,250	8,034

Communications Technology 3.89%
Anixter Int’l., Inc.*	96,100	5,743
Cbeyond, Inc.*	170,555	5,174
Oplink Communications, Inc.*	296,599	5,873
WebEx Communications, Inc.*	339,452	13,052
Total		29,842

Computer Services, Software & Systems 8.36%
Concur Technologies, Inc.*	371,940	5,929
DealerTrack Holdings, Inc.*	255,645	6,516
Digital River, Inc.*	231,410	13,387
Equinix, Inc.*	197,840	13,532
Nuance Communications, Inc.*	849,227	9,800
SRA Int’l., Inc.*	288,600	9,250
Transaction Systems Architects, Inc.
Class A*	171,656	5,787
Total		64,201

Computer Technology 2.11%
Rackable Systems, Inc.*	272,400	8,447
Synaptics Inc.*	273,120	7,746
Total		16,193

Consumer Electronics 3.59%
Baidu.com, Inc. ADR*	92,800	8,100
Sohu.com Inc. (China)*(a)	345,060	7,881
THQ Inc.*	335,800	10,097
WebSideStory, Inc.*	113,158	1,477
Total		27,555

Drugs & Pharmaceuticals 4.11%
BioMarin Pharmaceutical Inc.*	484,010	7,759
Medicis Pharmaceutical Corp.	278,900	9,773
Nektar Therapeutics*	257,879	3,721
Onyx Pharmaceuticals, Inc*	242,800	4,560
Penwest Pharmaceuticals Co.*	322,540	5,715
Total		31,528

Education Services 3.00%
New Oriental Education & Technology Group, Inc. ADR*	311,100	7,497
Strayer Education, Inc.	137,332	15,535
Total		23,032

Electrical Equipment & Components 0.46%
Color Kinetics Inc.*	180,096	3,533

Electronics 0.87%
Daktronics, Inc.	282,204	6,691

Electronics: Medical Systems 4.22%
Hologic, Inc.*	199,287	9,596
Illumina, Inc.*	265,800	11,684
IntraLase Corp.*	191,100	3,757
Quality Systems, Inc.	173,400	7,359
Total		32,396

Electronics: Semi-Conductors/Components 3.60%
Diodes Inc.*	115,600	5,091
Monolithic Power Systems, Inc.*	341,405	3,427
Sunpower Corp.*	331,800	11,165
Volterra Semiconductor Corp.*	459,313	7,928
Total		27,611

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Energy: Miscellaneous 1.82%
Evergreen Solar, Inc.*	678,900	$5,907
TETRA Technologies, Inc.*	310,630	8,045
Total		13,952

Engineering & Contracting Services 0.68%
InfraSource Services, Inc.*	266,230	5,210

Finance Companies 1.87%
International Securities Exchange Holdings, Inc.	279,100	14,332

Financial Data Processing Services & Systems 0.65%
Heartland Payment Systems, Inc.	186,350	4,979

Financial Information Services 2.19%
FactSet Research Systems, Inc.	211,817	10,781
Morningstar, Inc.*	146,991	6,015
Total		16,796

Health & Personal Care 1.09%
Bio-Reference Laboratories, Inc.*	212,940	5,032
WebMD Health Corp. Class A*	92,371	3,368
Total		8,400

Healthcare Management Services 4.08%
Allscripts Healthcare Solutions, Inc.*	458,900	10,825
Healthspring, Inc.*	260,390	5,244
Phase Foward Inc.*	595,209	8,262
Vital Images, Inc.*	225,274	6,993
Total		31,324

Hotel/Motel 0.15%
Home Inns & Hotels Management Inc. ADR*	45,820	1,124

Insurance: Multi-Line 0.39%
HealthExtras, Inc.*	130,019	2,994

Investment Management Companies 0.92%
Calamos Asset Management, Inc.	242,594	7,089

Machinery: Industrial/Specialty 0.77%
Gardner Denver, Inc.*	174,100	5,918

Machinery: Oil Well Equipment & Services 1.85%
Dril-Quip, Inc.*	208,240	8,200
Superior Energy Services, Inc.*	192,000	6,010
Total		14,210

Medical & Dental Instruments & Supplies 2.38%
DJO Inc*	169,100	6,803
Mentor Corp.	122,200	5,719
NuVasive, Inc.*	243,630	5,728
Total		18,250

Metal Fabricating 0.88%
Kaydon Corp.	162,510	6,793

Miscellaneous: Producer Durables 0.76%
BE Aerospace, Inc.*	230,770	5,834

Oil: Crude Producers 0.53%
VeraSun Energy Corp.*	221,800	4,079

Power Transmission Equipment 0.88%
Regal-Beloit Corp.	136,200	6,735

Production Technology Equipment 1.33%
EXFO Electro-Optical Engineering Inc. (Canada)*(a)	178,945	882
Varian Semiconductor Equipment Assoc., Inc.*	255,247	9,314
Total		10,196

Publishing: Miscellaneous 1.98%
Shutterfly, Inc*	175,470	2,307
VistaPrint Ltd.*	411,927	12,885
Total		15,192

Rental & Leasing Services: Commercial 0.66%
H&E Equipment Services, Inc.*	190,462	5,110

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Restaurants 2.51%
Chipotle Mexican Grill, Inc.*	225,300	$13,496
P.F. Chang’s China Bistro, Inc.*	138,700	5,800
Total		19,296

Retail 6.35%
bebe stores, inc.	353,600	8,780
Dick’s Sporting Goods, Inc.*	216,200	10,758
Priceline.com, Inc.*	182,064	7,335
Volcom, Inc.*	303,600	9,946
Zumiez Inc.*	363,474	11,944
Total		48,763

Securities Brokerage & Services 5.28%
IntercontinentalExchange, Inc.*	173,900	14,681
Jefferies Group Inc.	215,800	6,200
optionsXpress Holdings, Inc.	197,146	6,127
Penson Worldwide, Inc.*	323,291	7,862
Thomas Weisel Partners Group*	354,320	5,673
Total		40,543

Services: Commercial 4.65%
Coinstar Inc.*	158,050	4,802
CRA Int’l., Inc.*	114,899	5,840
Knot, Inc. (The)*	385,572	9,242
PeopleSupport, Inc.*	304,613	5,967
TeleTech Holdings, Inc.*	508,590	9,872
Total		35,723

Shoes 0.95%
Crocs, Inc.*	183,639	7,276

Telecommunications Equipment 0.44%
Acme Packet, Inc.*	196,180	3,374

Textiles Apparel Manufacturers 2.01%
J. Crew Group, Inc.*	175,280	5,405
Under Armour, Inc.*	215,700	9,998
Total		15,403

Truckers 0.79%
Landstar System, Inc.	130,990	6,083

Utilities: Electrical 1.07%
ITC Holdings Corp.	230,600	8,191

Utilities: Telecommunications 0.74%
NeuStar, Inc.*	194,000	5,669

Wholesalers 1.40%
LKQ Corp.*	265,110	6,135
MWI Veterinary Supply, Inc.*	137,600	4,611
Total		10,746

Total Common Stocks (cost $641,408,473)		730,392

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 5.00%

Repurchase Agreement
Repurchase Agreement dated 10/31/2006, 4.65% due 11/1/2006 with State Street
Bank & Trust Co. collateralized by $39,380,000 of Federal Home Loan
Mortgage Corp. at zero coupon due 12/12/2006; value: $39,133,875;
proceeds: $38,367,767 (cost $38,362,811)	$38,363	38,363

Total Investments in Securities 100.15%
(cost $679,771,284)		768,755
Liabilities in Excess of Cash and Other Assets (0.15)%		(1,136)
Net Assets 100.00%		$767,619

ADR	American Depositary Receipt.
Tracking Stock	A security issued by a parent company that tracks the performance of a particular division.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978 and its predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. government, its agencies, its instrumentalities, or U.S. government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost	$683,142,718
Gross unrealized gain	93,842,026
Gross unrealized loss	(8,229,216)
Net unrealized security gain	$85,612,810

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies.

These factors can affect the Fund’s performance.

Item 2:            Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:            Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2006